Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Usiminas	Equity attributable to owners of parent [member]		Capital stock		Treasury shares		Initial public offering expenses	Reserves		Capital stock issue discount		Currency translation adjustment	Retained earnings		Non-controlling interest	Non-controlling interest Usiminas
Beginning balance at Dec. 31, 2020		$ 8,443,153			$ 7,286,115		$ 2,004,743	[1]	$ (150,000)	[1]	$ (23,295)	$ 1,329,945	[2]	$ (2,324,866)	[3]	$ (2,861,029)	$ 9,310,617		$ 1,157,038
Changes in equity [abstract]
Profit for the year		4,367,191			3,825,068												3,825,068		542,123
Other comprehensive income (loss) for the period
Currency translation adjustment		(40,481)			(37,564)											(37,564)			(2,917)
Remeasurement of post employment benefit obligations		34,474			30,447							30,447	[2]						4,027
Cash flow hedges and others, net of tax		195			100							100	[2]						95
Others		555			134							134	[2]						421
Total comprehensive income for the year		4,361,934			3,818,185							30,681	[2]	0	[3]	(37,564)	3,825,068		543,749
Dividends paid in cash	[4]	(569,292)			(569,292)												(569,292)
Acquisition of non-controlling interest	[5]	(757)			11							11	[2]						(768)
Ending balance at Dec. 31, 2021		12,235,038			10,535,019		2,004,743	[1],[6]	(150,000)	[1],[6]	(23,295)	1,360,637	[2],[7]	(2,324,866)	[8]	(2,898,593)	12,566,393		1,700,019
Changes in equity [abstract]
Profit for the year		2,092,772			1,767,516												1,767,516		325,256
Other comprehensive income (loss) for the period
Currency translation adjustment		42,708			39,525											39,525			3,183
Remeasurement of post employment benefit obligations		24,435			21,864							21,864	[7]						2,571
Cash flow hedges and others, net of tax		40			20							20	[7]						20
Others	[9]	19,940			12,269							12,269	[7]						7,671
Total comprehensive income for the year		2,179,895			1,841,194		0	[6]	0	[6]	0	34,153	[7]	0	[8]	39,525	1,767,516		338,701
Dividends paid in cash		(530,031)	[10]		(530,031)	[10]											(530,031)	[10]	0
Dividends paid in kind and in cash to non-controlling interest		(112,293)																	(112,293)
Acquisition of non-controlling interest	[11]	(4,216)			(223)							(223)	[7]						(3,993)
Ending balance at Dec. 31, 2022		13,768,393			11,845,959		2,004,743	[6],[12]	(150,000)	[6],[12]	(23,295)	1,394,567	[7],[13]	(2,324,866)	[8]	(2,859,068)	13,803,878		1,922,434
Changes in equity [abstract]
Profit for the year		986,374			676,043												676,043		310,331
Other comprehensive income (loss) for the period
Currency translation adjustment	[14]	971,776			895,241											895,241			76,535
Remeasurement of post employment benefit obligations		(41,285)			(24,904)							(24,904)	[13]						(16,381)
Cash flow hedges and others, net of tax		15,897			14,188							14,188	[13]						1,709
Others	[15]	(601,896)			(418,640)							(418,640)	[13]						(183,256)
Total comprehensive income for the year		1,330,866			1,141,928		0	[12]	0	[12]	0	(429,356)	[13]	0	[16]	895,241	676,043		188,938
Dividends paid in cash		(569,292)	[17]		(569,292)	[17]											(569,292)	[17]	0
Dividends paid in kind and in cash to non-controlling interest		(294,003)																	(294,003)
Effects related to the increase of the participation in Usiminas	[18]			$ 2,575,895																$ 2,575,895
Ending balance at Dec. 31, 2023		$ 16,811,859			$ 12,418,595		$ 2,004,743	[12]	$ (150,000)	[12]	$ (23,295)	$ 965,211	[13]	$ (2,324,866)	[16]	$ (1,963,827)	$ 13,910,629		$ 4,393,264

[1]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2021, the Company held 41,666,666 shares as treasury shares.
[2]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.2) million.
[3]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[4]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 3 and on November 2, 2021, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.
[5]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A.
[6]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2022, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2022, the Company held 41,666,666 shares as treasury shares.
[7]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.4) million.
[8]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[9]	Includes mainly the changes of the fair value of financial instruments at fair value through other comprehensive income, net of tax.
[10]	Represents $0.27 per share ($2.70 per ADS). Related to the dividends distributed on May 3 and on November 2, 2022, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $11.2 million were included in equity as deduction of dividend paid.
[11]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A.
[12]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2023, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2023, the Company held 41,666,666 shares as treasury shares.
[13]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.4) million..
[14]	See note 3 (c).
[15]	Includes mainly the changes of the fair value of financial instruments at fair value through other comprehensive income, net of tax. See note 18.
[16]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[17]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 2 and on October 31, 2023, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.
[18]	See note 3 (f).